General and Administrative expense (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022
Notes and other explanatory information [abstract]
Directors’ fees (Note 15)		$ 92	$ 144	$ 306	$ 331
Insurance		(69)	(113)	(268)	(346)
Office and general		47	291	107	562
Shareholder information		61	81	375	378
Professional fees		94	183	331	497
Salaries and benefits(Note 15)	[1]	(540)	(690)	(1,638)	(1,844)
Consulting		115	101	292	268
Severance			17		259
Share-based compensation expense (Note 15)	[1]	541	612	1,939	2,125
Travel and accommodation		(47)	(72)	(150)	(176)
Depreciation	[1]	21	11	79	21
Other		7	203	21	208
Total general and administrative expenses		$ 1,634	$ 2,518	$ 5,506	$ 7,015

[1]	As a result of adoption to amendments to IAS 16, Property, Plant and Equipment, during the year ended August 31, 2022, certain costs incurred related to Buckreef’s operating costs, post adoption, were recorded in cost of sales.